Short-Term Debt - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Short term borrowings
Commercial paper	$ 0	$ 0
Notes payable to banks and others with originating terms of one year or less	469	328
Current maturities of long-term debt	1,667	2,699
Current maturities of long-term finance leases	60	45
Redeemable long term obligations	2,876	2,942
Subtotal	5,072	6,014
Reclassified to long-term debt	(4,543)	(4,050)
Total short-term debt	529	1,964
Debt instrument, unamortized premium	$ 17	$ 5